Debt - Rollforward of activity by facility (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Rollforward activity, gross
Balance, beginning of period	$ 2,803,440
Drawdowns/Additions	296,354
Repayments	(347,866)
Other activity	8,344
Balance, end of period	2,760,272
Current	284,692
Non-Current	2,475,580
Deferred financing fees
Balance, beginning of period	(36,247)
Drawdowns/Additions	(3,433)
Other activity	13,226
Balance, end of period	(26,454)
Current	(3,327)
Non-Current	(23,127)
Rollforward activity, net
Balance, beginning of period	2,767,193
Drawdowns/Additions	292,921
Other activity	21,570
Balance, end of period	2,733,818
Current	281,365
Non-Current	2,452,453
K-Sure Credit Facility
Rollforward activity, gross
Balance, beginning of period	239,919
Repayments	(87,574)
Balance, end of period	152,345
Current	17,862
Non-Current	134,483
KEXIM Credit Facility
Rollforward activity, gross
Balance, beginning of period	332,950
Repayments	(16,825)
Balance, end of period	316,125
Current	33,650
Non-Current	282,475
Credit Suisse Credit Facility
Rollforward activity, gross
Balance, beginning of period	53,488
Balance, end of period	53,488
Current	3,890
Non-Current	49,598
ABN AMRO Credit Facility
Rollforward activity, gross
Balance, beginning of period	113,312
Repayments	(4,444)
Balance, end of period	108,868
Current	8,887
Non-Current	99,981
ING Credit Facility
Rollforward activity, gross
Balance, beginning of period	109,844
Balance, end of period	109,844
Current	7,847
Non-Current	101,997
BNPP Credit Facility
Rollforward activity, gross
Balance, beginning of period	42,550
Repayments	(1,725)
Balance, end of period	40,825
Current	3,450
Non-Current	37,375
Scotiabank Credit Facility
Rollforward activity, gross
Balance, beginning of period	28,860
Balance, end of period	28,860
Current	28,860
NIBC Credit Facility
Rollforward activity, gross
Balance, beginning of period	34,712
Repayments	(1,021)
Balance, end of period	33,691
Current	3,443
Non-Current	30,248
2016 Credit Facility
Rollforward activity, gross
Balance, beginning of period	195,979
Repayments	(10,522)
Balance, end of period	185,457
Current	19,042
Non-Current	166,415
2017 Credit Facility
Rollforward activity, gross
Balance, beginning of period	141,814
Drawdowns/Additions	21,450
Repayments	(6,207)
Balance, end of period	157,057
Current	13,265
Non-Current	143,792
HSH Credit Facility
Rollforward activity, gross
Balance, beginning of period	15,416
Repayments	(796)
Balance, end of period	14,620
Current	1,540
Non-Current	13,080
DVB 2017 Credit Facility
Rollforward activity, gross
Balance, beginning of period	78,440
Repayments	(2,960)
Balance, end of period	75,480
Current	5,920
Non-Current	69,560
Credit Agricole Credit Facility
Rollforward activity, gross
Balance, beginning of period	103,914
Repayments	(4,283)
Other activity	437
Balance, end of period	100,068
Current	7,724
Non-Current	92,344
ABN AMRO/K-Sure Credit Facility
Rollforward activity, gross
Balance, beginning of period	49,908
Repayments	(1,925)
Other activity	391
Balance, end of period	48,374
Current	3,091
Non-Current	45,283
Citi/K-Sure Credit Facility
Rollforward activity, gross
Balance, beginning of period	104,052
Repayments	(4,208)
Other activity	996
Balance, end of period	100,840
Current	6,483
Non-Current	94,357
ABN AMRO/SEB Credit Facility
Rollforward activity, gross
Drawdowns/Additions	120,575
Balance, end of period	120,575
Current	11,500
Non-Current	109,075
Ocean Yield Sale and Leaseback
Rollforward activity, gross
Balance, beginning of period	169,016
Repayments	(5,125)
Other activity	102
Balance, end of period	163,993
Current	10,388
Non-Current	153,605
CMBFL Sale and Leaseback
Rollforward activity, gross
Balance, beginning of period	65,915
Repayments	(2,454)
Other activity	97
Balance, end of period	63,558
Current	4,721
Non-Current	58,837
BCFL Sale and Leaseback (LR2s)
Rollforward activity, gross
Balance, beginning of period	104,187
Repayments	(3,665)
Other activity	302
Balance, end of period	100,824
Current	6,803
Non-Current	94,021
CSSC Sale and Leaseback
Rollforward activity, gross
Balance, beginning of period	269,965
Repayments	(8,654)
Other activity	(416)
Balance, end of period	260,895
Current	18,119
Non-Current	242,776
BCFL Sale and Leaseback (MRs)
Rollforward activity, gross
Balance, beginning of period	109,232
Repayments	(5,102)
Balance, end of period	104,130
Current	10,707
Non-Current	93,423
Unsecured Senior Notes due 2020
Rollforward activity, gross
Balance, beginning of period	53,750
Balance, end of period	53,750
Non-Current	53,750
Unsecured Senior Notes Due 2019
Rollforward activity, gross
Balance, beginning of period	57,500
Balance, end of period	57,500
Current	57,500
Convertible Notes due 2019
Rollforward activity, gross
Balance, beginning of period	328,717
Repayments	(180,376)
Other activity	5,515
Balance, end of period	153,856
Non-Current	153,856
Convertible Notes Due 2022
Rollforward activity, gross
Drawdowns/Additions	154,329
Other activity	920
Balance, end of period	155,249
Non-Current	$ 155,249